Long/Short Equity Fund | Class A and C Shares
Summary Sterling Capital Long/Short Equity Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fee Table
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 32 of the Fund’s prospectus and in “Sales Charges” on page 29 of the Fund’s statement of additional information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Long/Short Equity Fund Class A and C Shares (USD $)	Class A Shares	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	5.75%	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	none	1.00%
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Long/Short Equity Fund Class A and C Shares		Class A Shares	Class C Shares
Management Fees		1.50%	1.50%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Other Expenses	[1]	0.31%	0.31%
Acquired Fund Fees and Expenses	[1]	none	none
Total Annual Fund Operating Expenses	[1]	2.06%	2.81%
Total Annual Fund Operating Expenses	[1]	2.60%	3.35%
[1]	Because the Fund is new, the amount shown for "Other Expenses" is based on estimated amounts for the current fiscal year.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Long/Short Equity Fund Class A and C Shares (USD $)	1 Year	3 Years
Class A Shares	772	1,184
Class C Shares	284	871

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Long/Short Equity Fund Class A and C Shares (USD $)	1 Year	3 Years
Class A Shares	772	1,184
Class C Shares	284	871

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. A portfolio turnover rate for the Fund is not presented because the Fund has not yet begun investment operations prior to the date of this prospectus.
Strategy, Risks and Performance Principal Strategy
To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in long or short positions in equity securities. While the Fund expects to invest primarily in U.S. equity securities (including common stocks, preferred stocks, warrants, American Depositary Receipts (“ADRs”), Master Limited Partnerships (“MLPS”), royalty trusts and debt instruments that are convertible into equity securities), it may also invest in foreign equity securities, and securities of issuers of any capitalization or style.

The Fund seeks to achieve its objective primarily by selecting a group of experienced long/short equity managers who will serve as sub-advisers (“Sub-Advisers”) to the Fund. The Adviser believes that long-short equity investing can offer advantages relative to “long-only” investing (e.g., moderate correlation to equity markets) and can be a complementary piece of an investor’s overall investment portfolio. The Adviser believes that manager diversification offers an important element of risk management when pursuing long/short equity strategies.

The Adviser seeks to identify a combination of Sub-Advisers that will provide diversification for the Fund across various long-short equity styles, market capitalizations, sectors and geography. The Adviser considers a number of factors in allocating and reallocating assets among the Sub-Advisers, including market fundamentals and Sub-Adviser net exposure, and monitors the investment activities of the Sub-Advisers to assess the Fund’s overall investment exposures. The Fund targets net long exposure to equity markets ranging between 20% and 80%. The Adviser will allocate between 0 and 50% of the Fund’s net assets to each Sub-Adviser. The Adviser may elect to directly invest up to 20% of the Fund’s net assets to manage the Fund’s cash needs and/or to adjust the Fund’s market exposure or exposure to specific securities.

The Sub-Advisers may pursue a range of long/short equity strategies in managing their allocated portion of the Fund’s net assets, including strategies that focus on a specific sector (e.g., energy, health care, financial services), capitalization (e.g., large cap, mid cap, small cap), or style (e.g., value, growth).

In addition to investments in equity securities of any type, the Fund may use derivative instruments (including options, futures and swaps). The Fund typically takes short positions in equity securities and may purchase put options on individual securities or baskets of securities (e.g., ETFs).
Principal Risks
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Management Risk: The Adviser’s judgments about the capabilities of each Sub-Adviser and the impact of each Sub-Adviser’s investment techniques on the Fund’s overall investment exposures may prove incorrect, and the Fund may fail to produce the intended results. Similarly, each Sub-Adviser’s judgments and investment techniques may fail to produce the intended results.

Market Risk: The possibility that the Fund’s stock holdings likely will decline in price in the event of a broad stock market decline. Markets generally move in cycles, with periods of rising prices following by periods of falling prices. While the Fund expects to have lower correlation to equity markets than a “long-only” equity fund (and thus less “Market Risk”), it still has net long exposure to equity markets.

Short Sale/Options Risk: Unlike most traditional long-only equity funds, the Fund will engage in short selling and, on occasion, the selling of covered call options. Short positions in individual stocks are speculative and may be more risky than “long” positions because the cost of the replacement security or derivative is unknown. Short selling strategies typically reduce returns relative to “long only” strategies during rising equity markets, and involve risk of significant losses; potential loss on uncovered short positions is unlimited. Short selling strategies typically help to preserve capital in falling markets. Short selling strategies also involve significant transaction costs. The Fund will engage in short sales through a prime brokerage account and will hold assets (which may be a substantial portion of the Fund’s assets) in connection with such short sales in a triparty account among the Fund, the prime broker and the Fund’s custodian. There can be no guarantee that the Fund will be able to recover all of the margin held in the triparty account in the event of the prime broker’s insolvency.

Investment Style Risk: The possibility that a strategy or market segment pursued by one or more Sub-Advisers underperforms other kinds of investments or market averages.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

Liquidity Risk: The possibility that certain securities or derivatives may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Small Company Risk: Investing in smaller, lesser-known companies typically involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently than those of larger firms.

Middle Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

Tax Risk: The extent of the Fund’s investments in certain entities, such as U.S. royalty trusts, the income of which is treated as earned directly by, or is allocated to the Fund for U.S. federal income tax purposes, is limited by the Fund’s intention to qualify as a regulated investment company for U.S. federal income tax purposes. If the Fund were not to appropriately limit such investments or if such investments or the income derived from such investments were recharacterized for U.S. tax purposes, the Fund’s status as a regulated investment company could be jeopardized. If the Fund were to fail to qualify for taxation as a regulated investment company in any taxable year, and were ineligible to or otherwise did not cure such failure, the Fund would be subject to U.S. federal income tax at the Fund level, and all distributions from earnings and profits, including any distributions of net long-term capital gains, would be taxable to shareholders as dividend income. The Fund’s failure to qualify and be taxed as a regulated investment company could significantly reduce the value of shareholders’ investments in the Fund.

Derivatives Risk: The possibility that the Fund will suffer a loss from its use of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. The Fund’s use of derivatives also entails counterparty and credit risk relating to the other party to a derivative contract (this risk is greater for over-the-counter derivatives), the risk of potential difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with the relevant reference asset, rate or index, and the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Leverage Risk: The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the proportion of the fund’s realized capital gains that are short-term capital gains.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.
Performance
Performance information gives some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Performance information has not been presented because the Fund has not been in existence for a full calendar year as of the date of this prospectus. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.